Document and Entity Information	12 Months Ended
Mar. 31, 2024 USD ($) shares
Document and Entity Information
Document Type	10-K
Document Annual Report	true
Document Period End Date	Mar. 31, 2024
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--03-31
Document Transition Report	false
Entity File Number	0-26200
Entity Registrant Name	BF GARDEN TAX CREDIT FUND IV L.P.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3208648
Entity Address, Address Line One	225 Franklin Street, 28th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	888
Local Phone Number	773-1487
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Entity Central Index Key	0000913778
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Public Float | $	$ 0
Entity Common Stock, Shares Outstanding | shares	0
Auditor Name	CohnReznick LLP
Auditor Firm ID	596
Auditor Location	Bethesda, Maryland